CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 267,668	$ 129,410
Restricted cash		346
Accounts receivable, net	5,635	7,118
Inventories	16,099	12,579
Prepaid expenses	1,312	2,032
Due from related parties	34,002	21,875
Other current assets	47,805	459,132
Total current assets	372,521	632,492
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,182,402 (2021: $1,055,792)	2,721,494	2,861,651
Right-of-use assets, net of accumulated amortization of nil (2021 : $3,085)		79,442
Advances for vessels under construction	190,736
Deferred charges, net	25,554	11,801
Other non-current assets	89,923	41,739
Total non-current assets	3,027,707	2,994,633
Total assets	3,400,228	3,627,125
CURRENT LIABILITIES
Accounts payable	24,505	18,925
Accrued liabilities	21,362	20,846
Current portion of long-term debt, net	27,500	95,750
Current portion of long-term leaseback obligation, net	27,469	85,815
Accumulated accrued interest, current portion		6,146
Unearned revenue	111,149	83,180
Other current liabilities	16,422	8,645
Total current liabilities	228,407	319,307
LONG-TERM LIABILITIES
Long-term debt, net	402,440	1,017,916
Long-term leaseback obligation, net of current portion	44,542	136,513
Accumulated accrued interest, net of current portion		24,155
Unearned revenue, net of current portion	111,564	37,977
Other long-term liabilities	52,861	3,234
Total long-term liabilities	611,407	1,219,795
Total liabilities	839,814	1,539,102
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2022 and December 31, 2021)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2022 and December 31, 2021. 25,155,928 and 25,056,009 shares issued; and 20,349,702 and 20,716,738 shares outstanding as of December 31, 2022 and December 31, 2021, respectively)	203	207
Additional paid-in capital	748,109	770,676
Accumulated other comprehensive loss	(74,209)	(71,455)
Retained earnings	1,886,311	1,388,595
Total stockholders' equity	2,560,414	2,088,023
Total liabilities and stockholders' equity	$ 3,400,228	$ 3,627,125